Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule Of Components Of Consolidated Statements Of Income And Equity
The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2014	2013	2012
Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$78,501	$(32,169)	$(85,262)
Income tax expense/(benefit) related to discontinued operations	-	343	93
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Pension and postretirement plans	(42,842)	39,394	(2,875)
Unrealized gains/(losses) on investment securities available-for-sale	18,135	(41,761)	(7,525)
Share-based compensation	7,220	1,569	4,140
Total	$61,014	$(32,624)	$(91,429)

Schedule Of Components Of Income Tax Expense/(Benefit)
The components of income tax expense/(benefit) related to continuing operations for the years ended December 31, were as follows:

(Dollars in thousands)	2014	2013	2012
Current:
Federal	$74,193	$(9,011)	$(5,304)
State	(3,461)	(13,792)	(9,725)
Foreign	1	10	33
Deferred:
Federal	3,364	4,169	(59,417)
State	4,390	(13,508)	(10,848)
Foreign	14	(37)	(1)
Total	$78,501	$(32,169)	$(85,262)

Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Statutory Federal Income Tax Rate To Income/(Loss) From Continuing Operations Before Income Taxes
A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35 percent to the total income tax expense from continuing operations follows:

(Dollars in thousands)	2014	2013	2012
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$108,343	$2,923	$(35,597)
Increase/(decrease) resulting from:
State income taxes	8,424	(2,556)	(4,234)
Bank owned life insurance ("BOLI")	(6,671)	(6,646)	(7,428)
401(k) - employee stock ownership plan ("ESOP")	(659)	(568)	(155)
Tax-exempt interest	(5,798)	(5,094)	(4,469)
Non-deductible expenses	829	963	1,175
Tax credits	(11,392)	(13,340)	(18,125)
Subsidiary liquidation	-	-	(6,733)
Change in valuation allowance - DTA	(13,168)	(4,427)	-
Other changes in unrecognized tax benefits	(1,570)	(5,106)	(8,981)
Other	163	1,682	(715)
Total	$78,501	$(32,169)	$(85,262)

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences
Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2014 and 2013 were as follows:

(Dollars in thousands)	2014	2013
Deferred tax assets:
Loss reserves	$100,569	$94,170
Employee benefits	136,007	97,246
Investment in partnerships	25,861	29,856
Foreclosed property	1,205	901
Accrued expenses	31,613	25,158
Investment in AFS securities	-	6,874
Capital loss carryforwards	44,445	51,876
Credit carryforwards	39,196	98,919
Federal NOL carryforwards	-	4,184
State NOL carryforwards	15,279	29,422
Unrecognized tax benefits	1,915	3,103
Other	18,902	21,760
Gross deferred tax assets	414,992	463,469
Valuation allowance	(44,584)	(57,752)
Deferred tax assets after valuation allowance	$370,408	$405,717
Deferred tax liabilities:
Capitalized mortgage servicing rights	$337	$25,245
Depreciation and amortization	22,353	46,209
Federal Home Loan Bank stock	9,383	17,426
Investment in AFS securities	11,639	-
Other intangible assets	30,888	28,417
Prepaid expenses	9,874	9,752
Other	1,570	2,958
Gross deferred tax liabilities	86,044	130,007
Net deferred tax assets	$284,364	$275,710

Schedule Of Rollforward Of Unrecognized Tax Benefits
The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2012	$17,638
Increases related to prior year tax positions	-
Decreases related to prior year tax positions	(1,688)
Settlements	(7,386)
Lapse of statutes	(1,943)
Balance at December 31, 2013	$6,621
Increases related to prior year tax positions	960
Increases related to current year tax positions	868
Lapse of statutes	(3,242)
Balance at December 31, 2014	$5,207